(BULL LOGO)
Merrill Lynch Investment Managers


Annual Report
August 31, 2001


Merrill Lynch
U.S.A. Government
Reserves


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
U.S.A.Government Reserves
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



Merrill Lynch U.S.A. Government Reserves, August 31, 2001


DEAR SHAREHOLDER


For the year ended August 31, 2001, Merrill Lynch U.S.A. Government Reserves paid shareholders a net annualized dividend of 4.59%.* For the six-month period ended August 31, 2001, the Fund's net annualized dividend was 3.62%.* The Fund's 7-day yield as of August 31, 2001 was 3.09%.

The average portfolio maturity for Merrill Lynch U.S.A. Government Reserves at August 31, 2001 was 75 days, compared to 17 days at February 28, 2001.


The Environment
Since the first quarter of 2001, economic activity slowed dramatically with the manufacturing sector appearing to slide into a recession. Business capital expenditures fell to extremely low levels with the buildup of excess capacity. Consumer activity kept gross domestic product barely positive, but rising debt service burdens could begin to exert more pressure on spending. The inability of corporate earnings to meet expectations throughout the period prevented any sustained recovery in the equity markets. Thus, the short end of the fixed-income market has been viewed as a safe haven for investors.

Alarmed by the swiftness in the falloff of economic activity, the Federal Reserve Board surprised the markets with a 50 basis point (0.50%) reduction in interest rates on April 18. The move stabilized the markets, but economic conditions failed to improve. The Federal Reserve Board eased an additional 50 basis points in May and another 25 basis points in both June and August 2001, bringing the Federal Funds rate to 3.5%. Recent tragic events prompted the Federal Reserve Board to lower interest rates by 50 basis points on September 17. The last time the Federal Funds rate was below 4% was in 1994. The Federal Reserve Board has maintained its bias to ease monetary policy, seeing further risks ahead for the economy.


Portfolio Strategy
During the six-month period ended August 31, 2001, our investment strategy remained fairly consistent. With the Federal Reserve Board continuing its easing cycle we extended the Fund's average life to the 70-day - 80-day range. We utilized a barbell investment strategy that allowed us to take advantage of high interest rates in the short end of the yield curve as well as the potential appreciation of longer-dated fixed securities with maturities between one year and two years. Recently, changes to the Treasury's financing schedule allowed us to utilize the newly issued four-week Treasury bill as an attractive alternative to longer-term repurchase agreements. This, in turn, inverted the front end of the yield curve, giving us little incentive to increase interest rate exposure at these levels. Going forward, while we remain constructive, we have become more cautious about interest rate risk at current low yields. We anticipate that if confidence in the financial markets is restored, the Federal Reserve Board may be nearing the end of its easing cycle.

In Conclusion
We thank you for your continued investment in Merrill Lynch U.S.A. Government Reserves, and we look forward to serving your investment needs in the months and years ahead.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(John Ng)
John Ng
Vice President and Portfolio Manager



September 17, 2001



The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs.

*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.



Merrill Lynch U.S.A. Government Reserves, August 31, 2001


A SPECIAL MESSAGE TO SHAREHOLDERS


Merrill Lynch Investment Managers, L.P. ("MLIM") and its employees join the nation in mourning the victims and supporting the families of those so deeply affected by the tragic events that occurred on September 11. As the United States recovers from this devastating act of terrorism, we would like to assure our shareholders that client assets are safe and MLIM stands strong, capable and ready to serve our shareholders. Our company continues to be financially sound with a strong and liquid balance sheet. Our systems have remained fully operable, and our portfolio managers and their investment teams are on the job managing your Fund's investments. While we cannot predict financial market activity in the weeks and months ahead, we ask you to remain confident that your Fund is managed by highly qualified investment professionals who have experience managing portfolios in a variety of market conditions. Although uncertainty has been injected into the financial markets, history has shown the resilience of our financial system in times of crisis. We should not underestimate the resolve of our business leaders, our government, and most of all, the spirit of our people to prevail and go forward with renewed strength.



OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
M. Colyer Crum, Trustee
Laurie Simon Hodrick, Trustee
Stephen B. Swensrud, Trustee
J. Thomas Touchton, Trustee
Fred G. Weiss, Trustee
Kevin J. McKenna, Senior Vice President
John Ng, Vice President
P. Michael Walsh, Vice President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary


Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210



Merrill Lynch U.S.A. Government Reserves, August 31, 2001


PROXY RESULTS


During the six-month period ended August 31, 2001, Merrill Lynch
U.S.A. Government Reserves Fund's shareholders voted on the following proposals. Proposals 1, 2 and 3 were approved at a shareholders' meeting on May 14, 2001. Proposal 4 was approved at a shareholders' meeting on August 13, 2001. The description of each proposal and number of shares are as follows:

                                                             Shares Voted    Shares Withheld
                                                                  For          From Voting
1. To elect the Fund's Board
   of Trustees:                  Terry K. Glenn               285,516,801       11,069,946
                                 M. Colyer Crum               285,483,669       11,103,078
                                 Laurie Simon Hodrick         285,565,797       11,020,950
                                 Stephen B. Swensrud          285,471,153       11,115,594
                                 J. Thomas Touchton           285,399,957       11,186,790
                                 Fred G. Weiss                285,545,916       11,040,831

                                                      Shares Voted   Shares Voted    Shares Voted
                                                          For           Against        Abstain
2. To ratify the selection of Deloitte &
   Touche llp as the Fund's independent
   auditors for the current fiscal year.              281,989,359      3,586,345      11,011,043

3. To approve to convert the Fund to
   a "master/feeder" structure.                       206,265,937      57,068,055     33,252,755

                                                  Shares Voted   Shares Voted     Shares Voted    Shares Broker
                                                      For           Against         Abstain          Non-Vote
4. To change the Fund's Investment
   Restriction as follows:
   Real Estate                                    155,038,293       32,543,125     14,363,544       95,562,957
   Underwriting Securities                        154,980,265       32,572,694     14,392,003       95,562,957
   Borrowing                                      154,177,177       33,404,241     14,363,544       95,562,957
   Commodities                                    154,563,203       32,979,362     14,402,397       95,562,957
   Lending                                        155,029,905       32,689,487     14,225,570       95,562,957
   Diversification                                155,063,035       32,656,357     14,225,570       95,562,957
   Industry Concentration                         155,087,869       32,631,522     14,225,571       95,562,957
   Senior Securities                              155,231,681       32,487,710     14,225,571       95,562,957
   Short Sales                                    155,133,278       32,586,114     14,225,570       95,562,957
   Margin                                         154,718,717       33,000,674     14,225,571       95,562,957
   Puts and Calls                                 155,112,664       32,606,727     14,225,571       95,562,957
   Securities Lending                             155,007,998       32,711,393     14,225,571       95,562,957
   Securities Other Than Described in
     Prospectus Under "Investment Objective
     and Policies"                                155,113,706       32,605,686     14,225,570       95,562,957
   Transfer Security for Indebtedness             154,890,683       32,828,708     14,225,571       95,562,957
   Repurchase Agreements                          155,015,036       32,704,356     14,225,570       95,562,957


Merrill Lynch U.S.A. Government Reserves, August 31, 2001


SCHEDULE OF INVESTMENTS                                         (in Thousands)
                            Face       Interest       Maturity
Issue                      Amount        Rate           Date            Value

US Government Obligations--43.4%
US Treasury Bills*        $ 6,500        3.565%       9/06/2001       $  6,499
                           20,500        4.22         9/13/2001         20,483
                            7,250        4.21         9/20/2001          7,240

US Treasury Notes          13,000        6.25        10/31/2001         13,052
                           23,000        5.875       11/30/2001         23,130
                            5,500        6.125       12/31/2001          5,548
                            5,000        6.375        1/31/2002          5,060
                            2,000        6.50         5/31/2002          2,046
                            6,250        6.625        5/31/2002          6,400
                            2,000        6.00         7/31/2002          2,048
                            4,000        6.25         7/31/2002          4,105
                            2,000        6.375        8/15/2002          2,057
                            3,500        6.00         9/30/2002          3,597
                            3,000        5.75        10/31/2002          3,080
                            5,000        5.125       12/31/2002          5,110
                            3,500        5.50         1/31/2003          3,597
                            2,000        4.625        2/28/2003          2,032
                              950        4.25         3/31/2003            960
                            1,000        3.625        8/31/2003          1,000

Total US Government Obligations
(Cost--$116,801)                                                       117,044


 Face
Amount                            Issue                                 Value

Repurchase Agreements**--56.6%
$12,000         Credit Suisse First Boston Corp., purchased
                on 8/30/2001 to yield 3.55% to 9/06/2001             $  12,000

13,000          Deutsche Bank Securities Inc., purchased on
                8/28/2001 to yield 3.50% to 9/04/2001                   13,000

$10,000         Fuji Securities, Inc., purchased on 8/31/2001
                to yield 3.66% to 9/04/2001                             10,000

10,000          Goldman Sachs & Company, purchased on
                8/03/2001 to yield 3.61% to 9/04/2001                   10,000

8,886           Greenwich Capital Markets, Inc., purchased
                on 8/31/2001 to yield 3.66% to 9/04/2001                 8,886

11,000          HSBC Securities (USA) Inc., purchased on
                8/31/2001 to yield 3.67% to 9/04/2001                   11,000

12,000          J.P. Morgan Securities Inc., purchased on
                8/29/2001 to yield 3.52% to 9/05/2001                   12,000

12,000          Lehman Brothers Inc., purchased on
                8/29/2001 to yield 3.51% to 9/05/2001                   12,000

13,000          Merrill Lynch Government Securities, Inc.
                purchased on 8/27/2001 to yield 3.50% to 9/04/2001      13,000

13,000          Nomura Securities International, Inc.,
                purchased on 8/28/2001 to yield 3.52% to 9/04/2001      13,000

12,000          S.G. Cowen Securities, Corp., purchased on
                8/30/2001 to yield 3.58% to 9/06/2001                   12,000

13,000          Salomon Smith Barney, Inc., purchased on
                8/27/2001 to yield 3.51% to 9/04/2001                   13,000

13,000          UBS Warburg LLC, purchased on
                8/27/2001 to yield 3.52% to 9/04/2001                   13,000

Total Repurchase Agreements
(Cost--$152,886)                                                       152,886

Total Investments (Cost--$269,687)--100.0%                             269,930
Other Assets Less Liabilities--0.0%                                        133
                                                                     ---------
Net Assets--100.0%                                                   $ 270,063
                                                                     =========


*US Treasury Bills are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
**Repurchase Agreements are fully collateralized by US Government &
Agency Obligations.

See Notes to Financial Statements.


Merrill Lynch U.S.A. Government Reserves, August 31, 2001


FINANCIAL INFORMATION

Statement of Assets and Liabilities as of August 31, 2001
Assets:             Investments, at value (identified cost--$269,686,731*)                            $  269,929,987
                    Receivables:
                      Beneficial interest sold                                     $    2,186,062
                      Interest                                                          1,271,352          3,457,414
                                                                                   --------------
                    Prepaid registration fees and other assets                                                22,183
                                                                                                      --------------
                    Total assets                                                                         273,409,584
                                                                                                      --------------

Liabilities:        Payables:
                      Securities purchased                                              1,977,661
                      Beneficial interest redeemed                                        971,311
                      Investment adviser                                                   95,936
                      Distributor                                                          78,875          3,123,783
                                                                                   --------------
                    Accrued expenses and other liabilities                                                   222,834
                                                                                                      --------------
                    Total liabilities                                                                      3,346,617
                                                                                                      --------------

Net Assets:         Net assets                                                                        $  270,062,967
                                                                                                      ==============


Net Assets          Shares of beneficial interest, $.10 par value, unlimited
Consist of:         number of shares authorized                                                      $    26,981,971
                    Paid-in capital in excess of par                                                     242,837,740
                    Unrealized appreciation on investments--net                                              243,256
                                                                                                      --------------
                    Net Assets--Equivalent to $1.00 per share based on
                    269,819,711 shares of beneficial interest outstanding                             $  270,062,967
                                                                                                      ==============

*Cost for Federal income tax purposes. As of August 31, 2001, net unrealized appreciation for Federal income tax purposes amounted to $243,256 of which $243,258 related to appreciated securities and $2 related to depreciated securities.

See Notes to Financial Statements.


Merrill Lynch U.S.A. Government Reserves, August 31, 2001


FINANCIAL INFORMATION (continued)

Statement of Operations
                                                                                                  For the Year Ended
                                                                                                     August 31, 2001
Investment          Interest and amortization of premium and discount                                 $   17,135,495
Income:             earned

Expenses:           Investment advisory fees                                       $    1,431,263
                    Transfer agent fees                                                   769,564
                    Distribution fees                                                     356,071
                    Professional fees                                                      86,705
                    Accounting services                                                    61,865
                    Printing and shareholder reports                                       58,522
                    Registration fees                                                      51,616
                    Trustees' fees and expenses                                            48,049
                    Custodian fees                                                         37,841
                    Pricing fees                                                            3,057
                    Other                                                                  11,423
                                                                                   --------------
                    Total expenses                                                                         2,915,976
                                                                                                      --------------
                    Investment income--net                                                                14,219,519
                                                                                                      --------------

Realized &          Realized gain on investments--net                                                         76,603
Unrealized          Change in unrealized appreciation/depreciation on
Gain on             investments--net                                                                         312,133
Investments--                                                                                         --------------
Net:                Net Increase in Net Assets Resulting from Operations                              $   14,608,255
                                                                                                      ==============

See Notes to Financial Statements.


Merrill Lynch U.S.A. Government Reserves, August 31, 2001


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets
                                                                                          For the Year Ended
                                                                                              August 31,
Increase (Decrease) in Net Assets:                                                      2001              2000
Operations:         Investment income--net                                         $   14,219,519     $   25,974,742
                    Realized gain (loss) on investments--net                               76,603            (3,861)
                    Change in unrealized appreciation/depreciation
                    on investments--net                                                   312,133            311,178
                                                                                   --------------     --------------
                    Net increase in net assets resulting from operations               14,608,255         26,282,059
                                                                                   --------------     --------------

Dividends &         Investment income--net                                           (14,219,519)       (25,970,881)
Distributions to    Realized gain on investments--net                                    (76,603)                 --
Shareholders:                                                                      --------------     --------------
                    Net decrease in net assets resulting from
                    dividends and distributions to shareholders                      (14,296,122)       (25,970,881)
                                                                                   --------------     --------------

Beneficial          Net proceeds from sale of shares                                  276,290,431      1,057,502,457
Interest            Value of shares issued to shareholders in
Transactions:       reinvestment of dividends and distributions                        14,295,982         25,968,491
                                                                                   --------------     --------------
                                                                                      290,586,413      1,083,470,948
                    Cost of shares redeemed                                         (416,686,160)    (1,303,812,411)
                                                                                   --------------     --------------
                    Net decrease in net assets derived from
                    beneficial interest transactions                                (126,099,747)      (220,341,463)
                                                                                   --------------     --------------

Net Assets:         Total decrease in net assets                                    (125,787,614)      (220,030,285)
                    Beginning of year                                                 395,850,581        615,880,866
                                                                                   --------------     --------------
                    End of year                                                    $  270,062,967     $  395,850,581
                                                                                   ==============     ==============

See Notes to Financial Statements.


Merrill Lynch U.S.A. Government Reserves, August 31, 2001


FINANCIAL INFORMATION (concluded)

Financial Highlights
The following per share data and ratios
have been derived from information
provided in the financial statements.
                                                                           For the Year Ended August 31,
Increase (Decrease) in Net Asset Value:                          2001       2000        1999       1998       1997
Per Share           Net asset value, beginning of year         $   1.00   $   1.00   $   1.00    $   1.00   $   1.00
Operating                                                      --------   --------   --------    --------   --------
Performance:          Investment income--net                      .0443      .0446      .0420       .0484      .0471
                      Realized and unrealized gain
                      (loss) on investments--net                  .0012      .0005    (.0010)       .0007      .0005
                                                               --------   --------   --------    --------   --------
                    Total from investment operations              .0455      .0451      .0410       .0491      .0476
                                                               --------   --------   --------    --------   --------
                    Less dividends and distributions:
                      Investment income--net                    (.0443)    (.0446)    (.0420)     (.0484)    (.0471)
                      Realized gain on investments--net         (.0002)         --    (.0002)     (.0001)    (.0001)
                                                               --------   --------   --------    --------   --------
                    Total dividends and distributions           (.0445)    (.0446)    (.0422)     (.0485)    (.0472)
                                                               --------   --------   --------    --------   --------
                    Net asset value, end of year               $   1.00   $   1.00   $   1.00    $   1.00   $   1.00
                                                               ========   ========   ========    ========   ========
                    Total investment return                       4.59%      4.94%      4.29%       4.92%      4.81%
                                                               ========   ========   ========    ========   ========

Ratios to Average   Expenses                                       .92%       .84%       .82%        .83%       .82%
Net Assets:                                                    ========   ========   ========    ========   ========
                    Investment income and realized gain
                    on investments--net                           4.49%      4.82%      4.22%       4.82%      4.71%
                                                               ========   ========   ========    ========   ========

Supplemental Data:  Net assets, end of year (in thousands)     $270,063   $395,851   $615,881    $608,020   $558,125
                                                               ========   ========   ========    ========   ========

See Notes to Financial Statements.


Merrill Lynch U.S.A. Government Reserves, August 31, 2001


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch U.S.A. Government Reserves (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one days to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market quotations are not readily available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. For such services, the Fund pays a monthly fee equal to an annual rate of .45% of the average daily net assets of the Fund.

The Fund has a Distribution and Shareholder Servicing Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee under the Distribution Agreement from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the accounts of Fund shareholders who maintain their accounts through MLPF&S. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.


Merrill Lynch U.S.A. Government Reserves, August 31, 2001


NOTES TO FINANCIAL STATEMENTS (concluded)

FAM Distributors, Inc. ("FAMD"), a wholly-owned subsidiary of ML & Co., is the Fund's distributor.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Prior to January 1, 2001, MLIM provided accounting services to the Fund at its cost and the Fund reimbursed MLIM for these services. MLIM continues to provide certain accounting services to the Fund. The Fund reimburses MLIM at its cost for such services. For the year ended August 31, 2001, the Fund reimbursed MLIM an aggregate of $19,181 for the above-described services. The Fund entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services.

Certain officers and/or trustees of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets with respect to net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


Merrill Lynch U.S.A. Government Reserves, August 31, 2001


INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders, Merrill Lynch U.S.A.
Government Reserves:
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch U.S.A. Government Reserves as of August 31, 2001, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch U.S.A. Government Reserves as of August 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
October 9, 2001



IMPORTANT TAX INFORMATION (unaudited)


Of the Fund's ordinary income distributions paid during the fiscal year ended August 31, 2001, 24.74% was attributable to Federal obligations. In calculating the foregoing percentage, expenses of the Fund have been allocated on a pro-rata basis.


The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Please retain this information for your records.